STOCK-BASED COMPENSATION - Summary of the Company's stock options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCK-BASED COMPENSATION
Shares available for grant, Beginning	11,951,250	3,610,130	4,123,142
Number of Shares Granted	0	2,130,000	2,415,000
Number of Shares Exercised	(105,000)
Number of Shares Forfeited	(1,915,000)
Shares available for grant, Ending	9,931,250	11,951,250	3,610,130
Vested and unvested but expected to vest, June 30, 2021	9,606,260	11,811,875
Number of Shares Exercisable	7,861,250	8,745,500
Weighted Average Exercise price, Beginning	$ 0.28	$ 0.28	$ 0.28
Weighted Average Exercise Price Granted	0.30	0.30	0.21
Weighted Average Exercise Price Exercised	0.21	0	0.21
Weighted Average Exercise Price Forfeited	0.21
Weighted Average Exercise price, Ending	0.30	0.28	$ 0.28
Weighted Average Exercise Vested and unvested but expected to vest, June 30, 2021	0.30
Weighted Average Exercise Price Exercisable at June 30, 2021	$ 0.31	$ 0.29
Weighted Average Remaining Contractual Life Options Outstanding, June 30, 2021	5 years 10 months 24 days	5 years 4 months 24 days
Weighted Average Remaining Contractual Life Vested and unvested but expected to vest, June 30, 2021	5 years 10 months 24 days	5 years 4 months 24 days
Weighted Average Remaining Contractual Life Exercisable at June 30, 2021	5 years 3 months 18 days	4 years 1 month 6 days
Aggregate Intrinsic Value Options Outstanding, June 30, 2021	$ 283,550	$ 2,189,575
Aggregate Intrinsic Value Vested and unvested but expected to vest, June 30, 2021	274,271	2,164,040
Aggregate Intrinsic Value Exercisable at June 30, 2021	$ 223,250	$ 1,563,850